Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets [Abstract]
Cash and cash equivalents		$ 8,889	$ 12,858
Restricted cash		1,550	1,550
Other current assets		636	1,089
Total current assets		19,498	22,329
Non-current assets [Abstract]
TOTAL ASSETS		275,705	257,534
Current liabilities [Abstract]
Current portion of convertible promissory notes		0	200
Trade accounts and other payables		8,778	6,350
Accrued liabilities		4,725	2,529
Total current liabilities		34,460	21,230
Non-current liabilities [Abstract]
Due to related parties, non-current		17,342	5,878
Long-term portion of convertible promissory notes		6,785	1,097
Total liabilities		234,392	226,702
Commitments and contingencies
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2017 and 2016; 36,979,346 and 34,072,210 shares issued and outstanding as at December 31, 2017 and 2016, respectively		3	3
Additional paid-in capital		383,007	369,291
Accumulated deficit		(341,697)	(338,462)
Total Stockholders' equity		41,313	30,832	$ 23,284	$ 2,676
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 275,705	$ 257,534
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		36,979,346	34,072,210
Common stock, shares outstanding (in shares)		36,979,346	34,072,210
Seanergy Maritime Holdings Corp. [Member]
Current assets [Abstract]
Cash and cash equivalents		$ 1,988	$ 8,809
Restricted cash		50	50
Other current assets		323	0
Total current assets		2,361	8,859
Non-current assets [Abstract]
Investments in subsidiaries	[1]	64,121	29,998
Total non-current assets		64,121	29,998
TOTAL ASSETS		66,482	38,857
Current liabilities [Abstract]
Current portion of convertible promissory notes		0	200
Trade accounts and other payables		257	167
Accrued liabilities		785	683
Total current liabilities		1,042	1,050
Non-current liabilities [Abstract]
Due to related parties, non-current		17,342	5,878
Long-term portion of convertible promissory notes		6,785	1,097
Total liabilities		25,169	8,025
Commitments and contingencies		0	0
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2017 and 2016; 36,979,346 and 34,072,210 shares issued and outstanding as at December 31, 2017 and 2016, respectively		3	3
Additional paid-in capital		383,007	369,291
Accumulated deficit		(341,697)	(338,462)
Total Stockholders' equity		41,313	30,832
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 66,482	$ 38,857
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		36,979,346	34,072,210
Common stock, shares outstanding (in shares)		36,979,346	34,072,210

[1]	Eliminated in consolidation